PENSION PLANS - Projected benefit obligation and fair value of plan assets for defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in fair value of plan assets
Fair value of plan assets, beginning	$ 9.0	$ 8.8
Fair value of plan assets, ending	10.2	9.0	$ 8.8
Amounts recognized in the balance sheet:
Accumulated benefit obligation	81.4	69.6
Projected benefit obligation	83.7	69.5
Accumulated benefit obligation	75.5	64.1
Fair value of plan assets	8.2	7.1
U.S. Plans
Changes in actuarial present value of projected benefit obligation
Projected benefit obligation, beginning	0.9	4.4
Service cost			0.1
Interest cost			0.4
Actuarial loss		(0.6)
Benefits paid		(0.2)
Settlements		(2.7)
Projected benefit obligation, ending	0.9	0.9	4.4
Changes in fair value of plan assets
Fair value of plan assets, beginning		3.7
Employer contributions	0.1	0.1
Benefits paid	(0.1)	(0.2)
Settlements		(2.7)
Foreign currency translation and other		(0.9)
Fair value of plan assets, ending			3.7
Net amount recognized in the balance sheet	(0.9)	(0.9)
Amounts recognized in the balance sheet:
Current liability	(0.1)
Noncurrent liability	(0.8)	(0.9)
Net amount recognized in the balance sheet	(0.9)	(0.9)
U.S. Plans | Underfunded
Amounts recognized in the balance sheet:
Funded status	0.9
U.S. Plans | Unfunded Plan
Amounts recognized in the balance sheet:
Funded status	0.9
Non-U.S. Plans
Changes in actuarial present value of projected benefit obligation
Projected benefit obligation, beginning	75.5	76.7
Service cost	2.4	2.6	2.8
Interest cost	2.4	2.3	2.6
Actuarial loss	13.4	4.8
Benefits paid	(2.4)	(2.2)
Participant contributions	0.3	0.3
Settlements		(0.1)
Curtailments		(4.1)
Foreign currency translation and other	(1.0)	(4.8)
Projected benefit obligation, ending	90.6	75.5	76.7
Changes in fair value of plan assets
Fair value of plan assets, beginning	13.7	14.3
Actual return on plan assets	1.0	0.2
Employer contributions	2.4	2.1
Participants' contributions	0.3	0.3
Benefits paid	(2.4)	(2.2)
Settlements		(0.1)
Foreign currency translation and other	(0.1)	(0.9)
Fair value of plan assets, ending	14.9	13.7	$ 14.3
Net amount recognized in the balance sheet	(75.7)	(61.8)
Amounts recognized in the balance sheet:
Noncurrent asset	0.5	0.6
Current liability	(2.2)	(1.8)
Noncurrent liability	(74.0)	(60.6)
Net amount recognized in the balance sheet	(75.7)	(61.8)
Pretax accumulated other comprehensive (income) loss	15.0	$ 1.6
Non-U.S. Plans | Underfunded
Amounts recognized in the balance sheet:
Funded status	75.7
Non-U.S. Plans | Unfunded Plan
Amounts recognized in the balance sheet:
Funded status	$ 76.2